Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant liabilities [Member]
Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng		$ 170,867
Change in fair value	(8,838)	(153,191)
Transfer to Level 2		(17,676)
Level 3 financial instruments ending
Total Level 3 Financial Instruments [Member]
Fair Value Measurements (Details) - Schedule of Level 3 to Level 2 within the fair value hierarchy [Line Items]
Level 3 financial instruments begininng		170,867
Change in fair value		(153,191)
Transfer to Level 2		(17,676)
Level 3 financial instruments ending